Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following summarizes the purchase price allocation of Embee’s acquisition:

Fair Value
Total consideration	$16,139
Less: Cash acquired	(53)
Less: Working capital adjustment during the measurement period	(294)
Total consideration, net of cash acquired	$15,792

Identifiable assets and liabilities assumed
Accounts receivable	$617
Other current assets	89
Deferred commissions	26
Property and equipment	13
Technology (1)	497
User panel (2)	11,202
Goodwill (3)	7,721
Trade payables	(323)
Deferred tax liabilities, net	(2,015)
Deferred revenue	(307)
Other liabilities assumed	(1,728)
Total identifiable assets acquired, net of liabilities assumed	$15,792
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and was amortized using the straight-line method.
(2) In assessing the value of the user panel, the Company used a cost approach. The user panel’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(3) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the     acquisition. The Company estimates that the goodwill is non-deductible for tax purposes.
The following summarizes the purchase price allocation of IMC’s acquisition:

Fair Value
Total consideration paid	$3,963
Less: Cash acquired	(176)
Less: Working capital adjustment during the measurement period	(193)
Total consideration, net of cash acquired	$3,594

Identifiable assets acquired, net of liabilities
Accounts receivable	$231
Other current assets	104
Property and equipment	43
Technology (1)	2,035
Customer relationships (2)	424
Brand name (3)	59
Goodwill (4)	1,843
Trade and other payables	(615)
Long term employee benefits	(181)
Deferred tax liabilities	(153)
Other liabilities assumed	(196)
Total identifiable assets acquired, net of liabilities	$3,594

(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life is estimated at approximately 4 years and is amortized using the straight-line method.

(2) In assessing the value of the customer relationships, the Company used a cost approach. The economic useful life of the customer relationships is estimated at approximately 4 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach method. The brand name’s economic useful life is estimated at approximately 2 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the     acquisition. The Company estimates that the goodwill is not deductible for tax purposes.